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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment           [ ] Amendment Number: ___________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto ON M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:


/s/ Francis S.M. Chou             Toronto, ON            May 15, 2008
-------------------------------   --------------------   -----------------------
(Signature)                       (City, State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      37
Form 13F Information Table Value Total: 412,799 (thousands)

List of Other Included Managers: NONE
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                           FORM 13F INFORMATION TABLE

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                                                                                                               COLUMN 8
          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7 ----------------------
          --------           --------------- --------- -------- ------------------- ---------- --------    VOTING AUTHORITY
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER             TITLE        CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
       --------------        --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Berkshire Hathaway Inc Del   CL A            084670108   28,021        210  SH         SOLE                    210
Biovail Corp                 COM             09067J109   30,890  2,887,200  SH         SOLE              2,887,200
Chunghwa Telecom Co Ltd      SPON ADR NEW    17133Q304    4,253    163,409  SH         SOLE                163,409
Consolidated Tomoka Ld Co    COM             210226106      976     17,400  SH         SOLE                 17,400
Cryptologic Limited          SHS             G3159C109      397     25,000  SH         SOLE                 25,000
Dish Network Corp            CL A            25470M109    1,437     50,000  SH         SOLE                 50,000
Flagstone Reinsurance Hldgs  SHS             G3529T105   36,309  3,000,000  SH         SOLE              3,000,000
Gannett Inc                  COM             364730101    5,811    200,000  SH         SOLE                200,000
Hutchison Telecomm Intl Ltd  SPONSORED ADR   44841T107      430     20,000  SH         SOLE                 20,000
IDT Corp                     CL B            448947309    1,219    314,800  SH         SOLE                314,800
King Pharmaceuticals Inc     COM             495582108   67,974  7,811,100  SH         SOLE              7,811,100
K-Swiss Inc                  CL A            482686102    7,480    472,720  SH         SOLE                472,720
Level 3 Communications Inc   NOTE 2.875% 7/1 52729NBA7    1,386  1,950,000 PRN         SOLE              1,950,000
Level 3 Communications Inc   NOTE 6.000% 3/1 52729NAS9   24,473 30,300,000 PRN         SOLE             30,300,000
Level 3 Communications Inc   NOTE 6.000% 9/1 52729NAG5   12,039 13,523,000 PRN         SOLE             13,523,000
Magna Intl Inc               CL A            559222401      973     13,400  SH         SOLE                 13,400
Mannkind Corp                COM             56400P201    2,621    438,989  SH         SOLE                438,989
Media Gen Inc                CL A            584404107   20,642  1,471,932  SH         SOLE              1,471,932
Natuzzi S P A                ADR             63905A101      266     72,000  SH         SOLE                 72,000
Office Depot Inc             COM             676220106   10,744    972,053  SH         SOLE                972,053
Overstock Com Inc Del        COM             690370101   26,443  2,219,709  SH         SOLE              2,219,709
Overstock Com Inc Del        NOTE 3.750%12/0 690370AB7    6,428  7,950,000 PRN         SOLE              7,950,000
Penn Treaty Amern Corp       COM NEW         707874400      645    100,000  SH         SOLE                100,000
RCN Corp                     COM NEW         749361200   19,021  1,700,884  SH         SOLE              1,700,884
Rewards Network Inc          SDCV 3.250%10/1 761557AA5    3,477  3,750,000 PRN         SOLE              3,750,000
Sanofi Aventis               SPONSORED ADR   80105N105   12,016    320,000  SH         SOLE                320,000
Sears Hldgs Corp             COM             812350106   25,805    252,700  SH         SOLE                252,700
SK Telecom Ltd               SPONSORED ADR   78440P108    1,513     70,000  SH         SOLE                 70,000
Sprint Nextel Corp           COM SER 1       852061100    4,882    729,544  SH         SOLE                729,544
Sun-Times Media Group Inc    COM             86688Q100    1,816  2,522,100  SH         SOLE              2,522,100
Telecom Corp New Zealand Ltd SPONSORED ADR   879278208    1,692    113,777  SH         SOLE                113,777
McClatchy Co                 CL A            579489105    7,182    671,077  SH         SOLE                671,077
Thornburg Mtg Inc            PFD CONV SER F  885218701      151     35,500  SH         SOLE                 35,500
Utah Med Prods Inc           COM             917488108    1,812     61,070  SH         SOLE                 61,070
UTStarcom Inc                COM             918076100   14,431  5,080,000  SH         SOLE              5,080,000
Watson Pharmaceuticals Inc   COM             942683103   26,553    905,400  SH         SOLE                905,400
Westwood One Inc             COM             961815107      589    280,600  SH         SOLE                280,600
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